                       SUPPLEMENT DATED JUNE 1, 2012 TO

              PROSPECTUS DATED MAY 1, 2007 (AS SUPPLEMENTED) FOR

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VL SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust - Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust - Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                 AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current         Goldman Sachs Asset
VARIABLE INSURANCE  FUND -- SERVICE SHARES      income to the extent consistent with       Management, L.P.
TRUST                                           the preservation of capital and the
                                                maintenance of liquidity by investing
                                                exclusively in high quality money
                                                market instruments.
                    ------------------------------------------------------------------------------------------------

16472 SUPPE 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                          SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                          ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE    SERIES I SHARES
INSURANCE FUNDS)
                          ---------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             to seek capital growth.
                          AMERICAN FRANCHISE FUND --
                          SERIES I SHARES (FORMERLY, INVESCO
                          V.I. CAPITAL APPRECIATION FUND --
                          SERIES I SHARES)
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES   through investments in equity
                                                              securities, including common stocks,
                                                              preferred stocks and securities
                                                              convertible into common and preferred
                                                              stocks.
                          ---------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. VALUE       Long-term growth of capital.
                          OPPORTUNITIES FUND -- SERIES II
                          SHARES (FORMERLY, INVESCO V.I.
                          BASIC VALUE FUND -- SERIES II
                          SHARES)
                          ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
VARIABLE PRODUCTS SERIES  THEMATIC GROWTH PORTFOLIO --
FUND, INC.                 CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                          GROWTH FUND -- CLASS B
                          ---------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,    CLASS II                           return using a strategy that seeks to
INC.                                                          protect against U.S. inflation.
                          ---------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES            secondarily, income.

                          ---------------------------------------------------------------------------
                          BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                          FUND -- CLASS III SHARES


                          ---------------------------------------------------------------------------
                          BLACKROCK LARGE CAP GROWTH V.I.     Seeks long-term capital growth.
                          FUND -- CLASS III SHARES

                          ---------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.




------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
    (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
    (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES       Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         ------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1      capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                         CLASS A)
                         ------------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --      The fund seeks long-term growth of
                         MARSICO INTERNATIONAL               capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         ------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND        To provide a high level of current
TRUST                                                        income.
                         ------------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND          Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES           investing in a diversified portfolio of
                                                             high yield, lower-rated corporate
                                                             bonds, commonly referred to as "junk
                                                             bonds."
                         ------------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --       Seeks capital appreciation.
                         SERVICE SHARES


                         ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --  SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS       CLASS 2                             consistent with reasonable risk.
FUND










                         ------------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         ------------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION    Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         ------------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                         SERVICE CLASS 2                     will also consider the potential for
                                                             capital appreciation. The fund's goal is
                                                             to achieve a yield which exceeds the
                                                             composite yield on the securities
                                                             comprising the S&P 500(R) Index.
                         ------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --             Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
       (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)


------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
       Marsico Capital Management, LLC)



------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
       Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                  Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                    ----------------------------------------------------------------------------
                    VIP GROWTH & INCOME                Seeks high total return through a
                    PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                       capital appreciation.
                    ----------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ----------------------------------------------------------------------------
                    VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                    SERVICE CLASS 2

                    ----------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES         Seeks to maximize income while
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES             maintaining prospects for capital
PRODUCTS TRUST                                         appreciation. The fund normally
                                                       invests in both equity and debt
                                                       securities.
                    ----------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued.
                    ----------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ----------------------------------------------------------------------------
GE INVESTMENTS      CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.         CLASS 1 SHARES                     future income.
                    ----------------------------------------------------------------------------
                    INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
                                                       with prudent investment management
                                                       and the preservation of capital.
                    ----------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                    CLASS 1 SHARES                     future income rather than current
                                                       income.
                    ----------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ----------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/1/           Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Composite Stock Index.
                    ----------------------------------------------------------------------------
                    SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                    SHARES






                    ----------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks high total return through a        FMR (subadvised by FMRC, FRAC,
combination of current income and        FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                    FIJ)
---------------------------------------------------------------------------
Seeks long-term growth of capital.       FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
---------------------------------------------------------------------------
Seeks capital appreciation.              FMR (subadvised by FMRC, FRAC,
       FMR U.K., FIIA, FIIA(U.K.)L, and
                                         FIJ)
---------------------------------------------------------------------------
Seeks to maximize income while           Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. The fund normally
invests in both equity and debt
securities.
---------------------------------------------------------------------------
Seeks capital appreciation, with         Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
---------------------------------------------------------------------------
Seeks long-term capital growth. The      Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income.
---------------------------------------------------------------------------
Seeks maximum income consistent          GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
---------------------------------------------------------------------------
Seeks long-term growth of capital and    GE Asset Management Incorporated
future income rather than current
income.
---------------------------------------------------------------------------
Seeks maximum total return through       GE Asset Management Incorporated
current income and capital               (subadvised by Urdang Securities
appreciation.                            Management, Inc.)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
the S&P 500(R) Composite Stock Index.
---------------------------------------------------------------------------
Seeks long-term growth of capital.       GE Asset Management Incorporated
                                         (subadvised by Palisade Capital
                                         Management, L.L.C, Champlain
                                         Investment Partners, LLC,
                                         GlobeFlex Capital, LP, Kennedy
                                         Capital Management, Inc. and
                                         SouthernSun Asset Management,
                                         Inc.)
---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                       -------------------------------------------------------------------------------
                       TOTAL RETURN FUND/1/                Seeks the highest total return,
                                                           composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.



                       -------------------------------------------------------------------------------
                       U.S. EQUITY FUND -- CLASS 1         Seeks long-term growth of capital.
                       SHARES
                       -------------------------------------------------------------------------------
GOLDMAN SACHS          GOLDMAN SACHS MONEY MARKET          Seeks to maximize current income to
VARIABLE INSURANCE     FUND -- SERVICE SHARES              the extent consistent with the
TRUST                                                      preservation of capital and the
                                                           maintenance of liquidity by investing
                                                           exclusively in high quality money
                                                           market instruments.
                       -------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- SERVICE       Seeks long-term capital growth,
                       SHARES                              consistent with preservation of capital
                                                           and balanced by current income.
                       -------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/2/ that seeks
                                                           long-term growth of capital.
                       -------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE     Seeks capital appreciation.
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --
                       CLASS II
                       -------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE     Seeks long-term capital growth.
                       FUNDAMENTAL ALL CAP VALUE           Current income is a secondary
                       PORTFOLIO -- CLASS I                consideration.
                       -------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) INVESTORS TRUST SERIES --    The fund's investment objective is to
                       SERVICE CLASS SHARES                seek capital appreciation.
                       -------------------------------------------------------------------------------
                       MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                       SERVICE CLASS SHARES                seek total return.
                       -------------------------------------------------------------------------------
                       MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                       CLASS SHARES                        seek total return.
                       -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED FUND/          The Fund seeks a high total investment
ACCOUNT FUNDS          VA -- SERVICE SHARES                return, which includes current income
                                                           and capital appreciation.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                 The Fund seeks capital appreciation by
                       APPRECIATION FUND/VA -- SERVICE     investing in securities of well-known
                       SHARES                              established companies.
                       -------------------------------------------------------------------------------
                       OPPENHEIMER GLOBAL SECURITIES       The Fund seeks long-term capital
                       FUND/VA -- SERVICE SHARES           appreciation by investing a substantial
                                                           portion of its assets in securities of
                                                           foreign issuers, "growth-type"
                                                           companies, cyclical industries and
                                                           special situations that are considered to
                                                           have appreciation possibilities.
                       -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and
                                           Palisade Capital Management,
                                           L.L.C. (for small-cap equity
                                           investments only))
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-----------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
        Advisors, LLC)
-----------------------------------------------------------------------------
Seeks long-term capital growth.            Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
consideration.                             Advisors, LLC)
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial
seek total return.                         Services Company
-----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
-----------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation.
-----------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known
established companies.
-----------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth-type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
-----------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET FUND/      The Fund seeks high total return.
                       VA -- SERVICE SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER MAIN STREET SMALL-     The Fund seeks capital appreciation.
                       & MID- CAP FUND(R)/VA -- SERVICE
                       SHARES
                       ----------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP       The Fund seeks capital appreciation by
                       GROWTH FUND/VA -- SERVICE          investing in "growth type" companies.
                       SHARES
                       ----------------------------------------------------------------------------
PIMCO VARIABLE         ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST        CLASS SHARES                       with preservation of real capital and
                                                          prudent investment management.
                       ----------------------------------------------------------------------------
                       HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                       PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                       SHARES                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       LOW DURATION PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                       ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
FUND                   SHARES

                       ----------------------------------------------------------------------------
                       JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
                       NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                       CLASS II SHARES

                       ----------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) FUND/1/              Seeks to provide investment results
TRUST                                                     that correspond to a benchmark for
                                                          over-the-counter securities. The fund's
                                                          current benchmark is the NASDAQ
                                                          100 Index(TM).
                       ----------------------------------------------------------------------------
WELLS FARGO            WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
VARIABLE TRUST         GROWTH FUND -- CLASS 2             appreciation.

                       ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The Fund seeks high total return.        OppenheimerFunds, Inc.

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OppenheimerFunds, Inc.


----------------------------------------------------------------------------
The Fund seeks capital appreciation by   OppenheimerFunds, Inc.
investing in "growth type" companies.

----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
       (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks to provide investment results      Guggenheim Investments
that correspond to a benchmark for
over-the-counter securities. The fund's
current benchmark is the NASDAQ
100 Index(TM).
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
                                         Management Incorporated)
----------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                          ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------
DREYFUS             THE DREYFUS SOCIALLY RESPONSIBLE  Seeks capital growth, with current  The Dreyfus Corporation
                    GROWTH FUND, INC. -- INITIAL      income as a secondary goal.
                    SHARES
                    ---------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  ENTERPRISE PORTFOLIO -- SERVICE   Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ---------------------------------------------------------------------------------------------------

                                                                                           ADVISER (AND SUB-ADVISER(S),
                 SUBACCOUNT INVESTING IN                    INVESTMENT OBJECTIVE                  AS APPLICABLE)
                 --------------------------------------------------------------------------------------------------------
                 GLOBAL TECHNOLOGY PORTFOLIO --     Seeks long-term growth of capital.     Janus Capital Management LLC
                 SERVICE SHARES
                 --------------------------------------------------------------------------------------------------------
                 JANUS PORTFOLIO -- SERVICE SHARES  Seeks long-term growth of capital.     Janus Capital Management LLC
                 --------------------------------------------------------------------------------------------------------
                 WORLDWIDE PORTFOLIO -- SERVICE     Seeks long-term growth of capital.     Janus Capital Management LLC
                 SHARES
                 --------------------------------------------------------------------------------------------------------
PIMCO VARIABLE   FOREIGN BOND PORTFOLIO (U.S.       Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST  DOLLAR HEDGED) -- ADMINISTRATIVE   with the preservation of capital and   Company LLC
                 CLASS SHARES                       prudent investment management.
                 --------------------------------------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                       ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN               INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  OVERSEAS PORTFOLIO -- SERVICE  Seeks long-term growth of capital.  Janus Capital Management LLC
                    SHARES
                    ------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                        SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                        -----------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS      PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long-term by
FUND                                                   allocating its assets among stocks,
                                                       bonds, and short-term instruments.









                        -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST         FUND
                        -----------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
INSURANCE TRUST         SERVICE CLASS SHARES           seek capital appreciation.
                        -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long-term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                       SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                       ----------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I.              to seek capital growth.
INSURANCE FUNDS        AMERICAN FRANCHISE FUND --
(INVESCO VARIABLE      SERIES II SHARES (FORMERLY, INVESCO
INSURANCE FUNDS)       VAN KAMPEN V.I. CAPITAL GROWTH
                       FUND -- SERIES II SHARES)
                       ----------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE      Seeks a high level of current income.
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER                Long-term capital appreciation is a
                       PORTFOLIO -- CLASS II                secondary objective.
                       ----------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                         Variable Life Service Center
                          3100 Albert Lankford Drive
                           Lynchburg, Virginia 24501

Please include your name, your policy number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.